Equity (Tables)	12 Months Ended
Dec. 31, 2019
Equity
Schedule of Outstanding Shares

The numbers of shares held by the shareholders on December 31, 2019, based on the most recent mandatory disclosures, are as follows:

	December 31, 2019	December 31, 2018	December 31, 2017
Maruho Deutschland Co., Ltd., Osaka Japan The total share of voting rights is assigned to Maruho Co., Ltd, Osaka, through the company Maruho Deutschland GmbH, Düsseldorf, which is controlled by the former.	13,047,754	8,891,843	7,631,586
Wilhelm Konrad Thomas Zours The voting rights through the chain of subsidiaries listed below are attributed to Mr. Zours: ● DELPHI Unternehmensberatung AG ● VV Beteiligungen AG ● Deutsche Balaton AG ● Deutsche Balaton Biotech AG ● Prisma Equity AG ● Sparta AG ● ABC Beteiligungen AG ● AEE Ahaus-Enscheder AG ● MARNA Beteiligungen AG ● Youbisheng Green Paper AG ● Strawtec Group AG	13,300,694	8,935,384	3,400,907
Liechtensteinische Landesbank AG (LLB), Vienna, Austria	-	-	1,165,212
Universal-Investment-Gesellschaft mbH, Frankfurt am Main, Germany	-	-	799,463
Free float	18,500,917	26,805,447	25,419,660
Total	44,849,365	44,632,674	38,416,828

Schedule of Stock Option Program

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6
Number of options issued	106,400	96,400	65,000	51,500	179,500	159,350
Date of issue	24.11.2010	30.09.2011	23.03.2012	11.05.2012	02.09.2013	02.04.2014
		07.10.2011
Exercise price	EUR 1.91	EUR 2.48	EUR 3.30	EUR 4.09	EUR 3.373	EUR 3.43
Adjusted exercise price March 2018	-	-	EUR 3.02	EUR 3.81	EUR 3.093	EUR 3.15
End of vesting period	24.11.2014	30.09.2015	23.03.2016	11.05.2016	02.09.2017	02.04.2018
		07.10.2015	11.05.2016
End of exercise window	24.11.2016	30.09.2017	23.03.2018	11.05.2018	02.09.2019	02.04.2020
		07.10.2017
Fair value per option	EUR 0.57	EUR 1.24	EUR 1.60	EUR 2.06	EUR 1.07	EUR 0.83
Share price volatility	45.78%	51.30%	53.50%	65.00%	39.20%	32.30%
Dividend yield	0%	0%	0%	0%	0%	0%
Risk-free interest rate	1.75%	1.21%	0.9%	0.82%	0.71%	0.68%
Fluctuation rate	20%	20%	20%	20%	20%	20%

	Tranche 1	Tranche 2	Tranche 3	Tranche 4	Tranche 5	Tranche 6
Number of options issued	425,000	130,500	329,000	300,500	180,000	333,485
Date of issue	18.04.2016	01.12.2016	28.04.2017	28.11.2017	07.05.2018	14.05.2019
Exercise price	EUR 2.49	EUR 3.28	EUR 4.02	EUR 3.33	EUR 5.73	EUR 6.708
Adjusted exercise price March 2018	EUR 2.25	EUR 3.04	EUR 3.78	EUR 3.09	-	-
End of vesting period	18.04.2020	01.12.2020	28.04.2021	28.11.2021	07.05.2022	14.05.2023
End of exercise window	18.04.2022	01.12.2022	28.04.2023	28.11.2023	07.05.2024	14.05.2025
Fair value per option	EUR 1.00	EUR 1.30	EUR 1.56	EUR 1.48	EUR 2.35	EUR 2.55
Share price volatility	50.59%	49.00%	47.00%	46.00%	47.00%	47.30%
Dividend yield	0%	0%	0%	0%	0%	0%
Share price yield	2,31%	7,00%	7,50%	7,60%	7,60%	7,60%
Risk-based interest rate	5.92%	13.26%	13.94%	14.05%	14.03%	13.35%
Fluctuation rate	12%	12%	12%	12%	9%	9%

Schedule of Stock Option Activity

2010 share option program	December 31, 2019	December 31, 2018
Number of options issued	658,150	658,150
Outstanding at the beginning of the period	137,850	364,350
Granted during the period	-	-
Forfeited during the period	17,000	19,000
Exercised during the period	97,850	195,500
Expired during the period	-	12,000
Outstanding at the end of the period	23,000	137,850
Exercisable at the end of the period	23,000	137,850
Range of exercise prices for outstanding options	3.15 EUR	EUR 3.093 - 3.15
Weighted average of remaining contractual life	3 months	12 months
Cost	-	EUR 6,000

2015 share option program	December 31, 2019	December 31, 2018
Outstanding at the beginning of the period	1,252,000	1,143,500
Granted during the period	333,485	180,000
Forfeited during the period	88,500	71,500
Exercised during the period	-	-
Expired during the period	-	-
Outstanding at the end of the period	1,496,985	1,252,000
Exercisable at the end of the period	-	-
Range of exercise prices for outstanding options	EUR 2.25 – 6.708	EUR 2.25 - 5.73
Weighted average of remaining contractual life	44 months	50 months
Cost	EUR 360,000	EUR 257,000